GOODWILL AND INTANGIBLE ASSETS, NET (Schedule of Intangible assets, net) (Details) - USD ($) $ in Thousands	6 Months Ended	12 Months Ended
	Jun. 30, 2022	Dec. 31, 2021
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	$ 56,700	$ 24,376
Additions		39,199
Amortization	(5,601)	(6,875)
Balance at end of period	51,099	56,700
Acquired technology [Member]
Finite Lived Intangible Assets Gross Roll Forward
Balance at beginning of period	84,417	53,412
Finite Lived Intangible Assets Gross Acquired During Period		31,005
Finite Lived Intangible Assets Gross Amortization	0	0
Balance at end of period	84,417	84,417
Finite Lived Intangible Assets Accumulated Amortization Roll Forward
Balance at beginning of period	(31,137)	(25,548)
Additions		0
Amortization	(4,431)	(5,589)
Balance at end of period	(35,568)	(31,137)
Impairment Of Intangible Assets Finite Lived Roll Forward
Balance at beginning of period	(8,749)	(8,749)
Additions		0
Amortization	0	0
Balance at end of period	(8,749)	(8,749)
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	44,531	19,115
Additions		31,005
Amortization	(4,431)	(5,589)
Balance at end of period	40,100	44,531
Customer Relationships [Member]
Finite Lived Intangible Assets Gross Roll Forward
Balance at beginning of period	45,054	36,860
Finite Lived Intangible Assets Gross Acquired During Period		8,194
Finite Lived Intangible Assets Gross Amortization	0	0
Balance at end of period	45,054	45,054
Finite Lived Intangible Assets Accumulated Amortization Roll Forward
Balance at beginning of period	(23,218)	(22,161)
Additions		0
Amortization	(1,050)	(1,057)
Balance at end of period	(24,268)	(23,218)
Impairment Of Intangible Assets Finite Lived Roll Forward
Balance at beginning of period	(10,426)	(10,426)
Additions		0
Amortization	0	0
Balance at end of period	(10,426)	(10,426)
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	11,410	4,273
Additions		8,194
Amortization	(1,050)	(1,057)
Balance at end of period	10,360	11,410
Tradename And Other Intangible Assets [Member]
Finite Lived Intangible Assets Gross Roll Forward
Balance at beginning of period	18,503	18,503
Finite Lived Intangible Assets Gross Acquired During Period		0
Finite Lived Intangible Assets Gross Amortization	0	0
Balance at end of period	18,503	18,503
Finite Lived Intangible Assets Accumulated Amortization Roll Forward
Balance at beginning of period	(12,634)	(12,405)
Additions		0
Amortization	(120)	(229)
Balance at end of period	(12,754)	(12,634)
Impairment Of Intangible Assets Finite Lived Roll Forward
Balance at beginning of period	(5,110)	(5,110)
Additions		0
Amortization	0	0
Balance at end of period	(5,110)	(5,110)
Finite Lived Intangible Assets Net Roll Forward
Balance at beginning of period	759	988
Additions		0
Amortization	(120)	(229)
Balance at end of period	$ 639	$ 759